VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF

Schedule of Investments

February 28, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary Products - 5.9%
Whirlpool Corp.	835	$57,139

Financial Services - 2.7%
Fiserv, Inc.(a)	425	26,473

Industrial Services - 2.3%
American Airlines Group, Inc.(a)	1,703	22,258

Media - 19.2%
Alphabet, Inc. - Class C	161	50,140
Baidu, Inc. - Class A(a)	267	33,226
Lyft, Inc. - Class A(a)	1,344	18,601
Meta Platforms, Inc. - Class A	70	45,373
Uber Technologies, Inc.(a)	520	39,218
		186,558

Retail & Wholesale - Discretionary - 31.7%(b)
Alibaba Group Holding Ltd., ADR	1,069	154,053
Amazon.com, Inc.(a)	352	73,920
JD.com, Inc. - Class A, ADR	1,537	40,777
PDD Holdings, Inc., ADR(a)	389	40,351
		309,101

Software & Tech Services - 3.7%
Microsoft Corp.	91	35,740

Tech Hardware & Semiconductors - 24.2%
Advanced Micro Devices, Inc.(a)	164	32,834
Corning, Inc.	353	53,084
NVIDIA Corp.	292	51,739
QUALCOMM, Inc.	271	38,580
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	158	59,184
		235,421

Utilities - 9.7%
NRG Energy, Inc.	276	49,393
Vistra Corp.	258	44,864
		94,257

TOTAL COMMON STOCKS (Cost $997,822)		966,947

PURCHASED OPTIONS - 0.7%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.7%
Advanced Micro Devices, Inc., Expiration: 3/20/2026; Exercise Price: $235.00	$20,021	1	$123
Alibaba Group Holding Ltd., Expiration: 3/20/2026; Exercise Price: $165.00	144,110	10	1,215
Alphabet, Inc., Expiration: 3/20/2026; Exercise Price: $335.00	31,143	1	181
Amazon.com, Inc., Expiration: 3/20/2026; Exercise Price: $227.50	63,000	3	351
American Airlines Group, Inc., Expiration: 3/20/2026; Exercise Price: $14.50	22,219	17	399
Baidu, Inc., Expiration: 3/20/2026; Exercise Price: $144.00	24,888	2	132
Corning, Inc., Expiration: 3/20/2026; Exercise Price: $185.00	45,114	3	468
Fiserv, Inc., Expiration: 3/20/2026; Exercise Price: $65.00	24,916	4	640
JD.com, Inc., Expiration: 3/20/2026; Exercise Price: $30.00	39,795	15	315
Lyft, Inc., Expiration: 3/20/2026; Exercise Price: $14.50	17,992	13	513
NRG Energy, Inc., Expiration: 3/20/2026; Exercise Price: $202.50	35,792	2	310
NVIDIA Corp., Expiration: 3/20/2026; Exercise Price: $212.50	35,438	2	114
PDD Holdings, Inc., Expiration: 3/20/2026; Exercise Price: $115.00	31,119	3	306
QUALCOMM, Inc., Expiration: 3/20/2026; Exercise Price: $155.00	28,472	2	153
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/20/2026; Exercise Price: $425.00	37,458	1	189
Uber Technologies, Inc., Expiration: 3/20/2026; Exercise Price: $80.00	37,710	5	478
Vistra Corp., Expiration: 3/20/2026; Exercise Price: $190.00	34,778	2	620
Whirlpool Corp., Expiration: 3/20/2026; Exercise Price: $75.00	54,744	8	740
Total Call Options			7,247

TOTAL PURCHASED OPTIONS (Cost $13,131)			7,247

SHORT TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 3.60%(f)	2,178	2,178

TOTAL SHORT TERM INVESTMENTS (Cost $2,178)		2,178

TOTAL INVESTMENTS - 100.3% (Cost $1,013,131)		$976,372
Liabilities in Excess of Other Assets - (0.3)%		(3,156)
TOTAL NET ASSETS - 100.0%		$973,216

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF

Schedule of Written Options Contracts

February 28, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (1.4)%(a)(b)	Amount	Contracts	Value
Call Options - (1.4)%
Advanced Micro Devices, Inc., Expiration: 3/20/2026; Exercise Price: $225.00	$(20,021)	(1)	$(241)
Alibaba Group Holding Ltd., Expiration: 3/20/2026; Exercise Price: $157.50	(144,110)	(10)	(2,180)
Alphabet, Inc., Expiration: 3/20/2026; Exercise Price: $320.00	(31,143)	(1)	(555)
Amazon.com, Inc., Expiration: 3/20/2026; Exercise Price: $217.50	(63,000)	(3)	(1,050)
American Airlines Group, Inc., Expiration: 3/20/2026; Exercise Price: $14.00	(22,219)	(17)	(603)
Baidu, Inc., Expiration: 3/20/2026; Exercise Price: $138.00	(24,888)	(2)	(247)
Corning, Inc., Expiration: 3/20/2026; Exercise Price: $175.00	(45,114)	(3)	(784)
Fiserv, Inc., Expiration: 3/20/2026; Exercise Price: $62.50	(24,916)	(4)	(1,030)
JD.com, Inc., Expiration: 3/20/2026; Exercise Price: $28.50	(39,795)	(15)	(630)
Lyft, Inc., Expiration: 3/20/2026; Exercise Price: $14.00	(17,992)	(13)	(800)
NRG Energy, Inc., Expiration: 3/20/2026; Exercise Price: $192.50	(35,792)	(2)	(555)
NVIDIA Corp., Expiration: 3/20/2026; Exercise Price: $205.00	(35,438)	(2)	(202)
PDD Holdings, Inc., Expiration: 3/20/2026; Exercise Price: $110.00	(31,119)	(3)	(608)
QUALCOMM, Inc., Expiration: 3/20/2026; Exercise Price: $149.00	(28,472)	(2)	(383)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/20/2026; Exercise Price: $405.00	(37,458)	(1)	(453)
Uber Technologies, Inc., Expiration: 3/20/2026; Exercise Price: $76.00	(37,710)	(5)	(1,198)
Vistra Corp., Expiration: 3/20/2026; Exercise Price: $182.50	(34,778)	(2)	(1,020)
Whirlpool Corp., Expiration: 3/20/2026; Exercise Price: $72.50	(54,744)	(8)	(1,180)
Total Call Options			(13,719)

TOTAL WRITTEN OPTIONS (Premiums received $22,894)			$(13,719)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.